Main Corporate Events	12 Months Ended
Jun. 30, 2026
Main Corporate Events [Abstract]
Main corporate events

2. Main corporate events

2.1. Sale of Farms

Sale of farms in the year ended on June 30, 2026

Marangatu II Farm

On March 17, 2026, Agropecuária Moroti S.A. entered into a contract for the sale of 921 hectares (502 productive hectares) of the Marangatu Farm (“Marangatu II”) located in the municipality of Mariscal Estigarribia, Boquerón, Paraguay for US$1,492 thousand (US$3 thousand per productive hectare).

This includes US$590 thousand—equivalent to R$3,059 at the balance sheet date—for the sale of 372 hectares (201 productive hectares), having been recorded in the books of account as at March 31, 2026. On the transaction date, the buyer paid US$301 thousand in advance (equivalent to R$1,583 at the balance sheet date), the remaining balance being payable in annual installments starting from February 2027 to 2029.

The additional portion of the transaction for the sale of 549 hectares (301 productive hectares) was agreed for US$903 thousand and is subject to certain precedent conditions. Accordingly, its effects were not recognized in the financial statements as of June 30, 2026, and will be recognized for accounting purposes once the applicable recognition criteria have been met.

Sale of farms in the year ended on June 30, 2025

Rio do Meio II Farm

On September 30, 2024, Agrifirma Bahia Agropecuária Ltda. transferred title for 190 hectares (178 hectares of productive land) upon the sale of Rio do Meio II Farm, a rural property located in the municipality of Correntina, Bahia. The amount payable was the equivalent of 54,053 bags of soybeans, or R$7,128 on the transaction date, and was paid during the year. On May 23, 2025, title for 660 hectares (243 hectares of productive land) of the same property was transferred, for the equivalent of 75,454 bags of soybeans, or R$10,064 on the transaction date, payable in annual installments starting from July 31, 2027 to 2028.

The Sale and Purchase Agreement was signed on November 8, 2022, and established a four-phase ownership transfer schedule being completed on May 23, 2025.

Alto Taquari IV

On September 26, 2024, Imobiliária Mogno transferred title for the remaining balance of 1,157 productive hectares from the sale of the Alto Taquari Farm, a rural property located in the municipalities of Alto Taquari and Araputanga, Mato Grosso. The amount payable was the equivalent of 1,272,274 bags of soybeans, or R$189,401 on the transaction date, and will be paid in six fixed annual installments starting from May 31, 2025 to 2029.

Preferência Farm

On June 30, 2025, Cajueiro Real Estate sold 17,799 hectares (12,413 productive hectares) of the Preferência Farm located in the municipality of Baianópolis, Bahia. The amount to be paid is the equivalent of 452,342 arrobas of beef, or R$140,000 on the transaction date. On June 30, 2025, the buyer made a down payment of R$2,000, and in July 2025 settled the first installment of R$40,000, equivalent to 135,703 arrobas of beef. The remaining balance of 316,640 arrobas of beef is due in six annual installments of 52,773 arrobas starting from October 31, 2026 to 2031.

Sale of farms in the year ended on June 30, 2024

Chaparral Farm

On March 14, 2024, the subsidiary Imobiliária Cajueiro Ltda. entered into a sales agreement for 12,297 hectares (8,757 useful hectares) of Chaparral Farm, a property located in the municipality of Correntina, Bahia. The amount to be paid was set at 3,031,783 bags of soybeans, equivalent to R$415,071 on the transaction date. On March 20, 2024, the buyer made the first installment payment of R$53,533. The remaining balance (Note 8.1) will be received in two annual installments, in May and August, through 2030, totaling 421,964 bags of soybeans per year. On June 20, 2024, the transfer of ownership was completed.

2.2. Lease

Leases in the year ended on June 30, 2024

Alto da Serra Farm

On March 12, 2024, the agricultural partnership contract was signed with the Alto da Serra farm, located in the municipality of Brotas in the state of São Paulo. The Company will operate an agricultural area of up to 8,160 hectares to produce sugar cane, the contract is valid for 12 years and control was obtained in June 2024.

2.3. Business combination in prior periods

Acquisition of Novo Horizonte Agricultural Company

On August 6, 2024, Agrifirma Agro Ltda. acquired all the capital quotas of Nova Horizonte Agrícola Ltda. strengthening the Company’s presence in grain production in the State of Mato Grosso, including a 16-year lease for 4,767 hectares. The purchase consideration was R$ 6,157, of which R$ 4,852 was paid in advance. The remaining balance of R$ 1,305, as of June 30, 2025 - which had been subject to the reimbursement of tax credits acquired in the transaction - was fully settled during the current year. Following the completion of the purchase price allocation exercise, a bargain purchase gain of R$ 348 was recognized, being the difference between the consideration transferred and the fair value of the net assets acquired, pursuant to IFRS 3. There were no significant changes to the assumptions or recognized amounts following the completion of the acquisition measurement.

2.4. Other performance aspects

The Company’s revenue includes the sale of commodities to domestic customers. These are affected by conditions in global commodity markets and depend on logistics and supply chains, including ports, distribution centers and suppliers.

Agricultural products have experienced strong demand from export markets, influencing the Company’s commercial strategy. The logistics chains have been impacted by higher freight costs, especially from fuel price volatility and conditions affecting the flow of production. However, no significant disruptions impacted export operations or logistics in the period, nor in the delivery of inputs, which had already been largely acquired to meet production schedules.

The Company has not identified any significant changes affecting sales commitments to customers or their fulfillment, which reflects the robust nature of relationships with commercial partners. To date, no relevant issues related to these commitments have been identified.

Short and long-term liquidity is maintained; changes in shipments and receipts are monitored, with no significant impact identified on the Company’s financial position. Management has not identified any significant risks that might affect its ability to continue operating as a going concern into the foreseeable future.

2.5. Climate change risks

The Company is exposed to risks arising from climate change, which may affect the performance of its agricultural operations, crop productivity, operating costs, supply chain, the valuation of its assets and certain accounting estimates.

These risks include, among others, the occurrence of adverse or extreme weather events, such as extended periods of drought, excessive rainfall, frost, heat waves, and atypical temperature variations, which can impact crop development, product quality, the schedule of agricultural operations and production costs.

The climate scenario had been recovering from the residual effects of La Niña to be faced migrating to more neutral El Niño conditions. This weather pattern can affect predictability as to rainfall and temperature fluctuations—albeit with regional variations—resulting in distinct impacts on crops and production cycles. he Company’s operations in Brazil, Paraguay, and Bolivia are subject to these regional climatic variations, which may require operational adjustments affecting accounting estimates and judgments, including, but not limited to, the fair value measurement of biological assets, asset impairment assessment, inventory impairment analysis, productivity estimates, and recognition of deferred tax assets.

The Company has processes for monitoring weather conditions and their potential impacts on operations and accounting estimates, considering technical, historical, and prospective information available at the time the financial statements are prepared. To date, no effects have been identified that would require significant revisions to the main adopted assumptions.

For the upcoming season, the Company anticipates greater weather volatility, linked to El Niño, affecting precipitation, mid-season dry spells, and high temperatures. Impacts are expected to vary by region, affecting timing of start of planting and close monitoring of weather windows. To mitigate these risks, the Company adopts a regionalized management approach, operational flexibility, staggered planting, and prioritization of areas with more favorable water retention, alongside the use of weather and soil moisture monitoring technologies.

There is no guarantee that future weather conditions, including those associated with long-term climate change, will not adversely affect the Company’s future operating results, financial position and cash flows.

2.6. U.S. tariffs - Impact analysis

The Company continuously monitors changes in international trade policies, including new tariff, trade barriers, import and export restrictions, and other instruments that may affect global flows of agricultural commodities.

The tariff policies adopted by the government of the United States on agricultural products have undergone recent adjustments, including changes in the conditions applicable to certain products and countries. Although some measures may represent changes from previous, more restrictive scenarios, the international geo-political environment is uncertain, with potential impact on commodity volatility, global trade flows, and exchange rates.

The Company continues to monitor U.S. trade policies and their developments in global markets. The focus remains on strategic risk management and identifying opportunities to preserve the product competitiveness, ensuring the sustainability of operations and the stability of results in adverse contexts. No changes were identified that would have a significant impact on the consolidated financial statements for the year ended June 30, 2026.

2.7. Reform of taxes on consumption

Constitutional Amendment No. 132, enacted on December 20, 2023, instituted the Consumption Tax Reform, introducing new VAT taxes: the CBS, under federal jurisdiction, which will replace PIS and COFINS, and the IBS, under nonfederal jurisdiction, which will replace ICMS and ISS. A Selective Tax (IS) was also created, under federal jurisdiction, applicable to products and services that are harmful to health and the environment.

On January 16, 2025, Complementary Law No. 214/2025 was enacted, addressing relevant aspects of the Tax Reform regulation, including general rules applicable to CBS, IBS, and the Selective Tax. Throughout 2026, normative acts, operational guidelines, and additional regulations necessary for the implementation of the new tax system are being published.

The transition from the old to the new systems will take place gradually, starting with a testing phase in 2026; consequently, there is no material impact on the consolidated financial statements for the year ended June 30, 2026.

The Company continues to monitor the new regulations and operational requirements associated with the Tax Reform, continuously assessing potential impacts on its operations, systems, processes, internal controls, tax credits, costs, and cash flows.

2.8. Risks associated with geopolitical scenarios

The international geopolitical landscape remains subject to high levels of uncertainty, including regional conflicts, trade restrictions, economic sanctions, disruptions to relevant logistics routes, and volatility in energy, freight, and agricultural input prices.

Tensions in the Middle East and restrictions on traffic in strategic marine routes, such as the Strait of Hormuz, affect global supply chains, with impacting prices and availability of oil, fertilizers, agrochemicals, and marine freight. These factors may increase the volatility of production costs and directly or indirectly impact the Company’s agricultural operations.

In the short term, exposure is mainly concentrated in inputs for sugarcane production and agrochemicals. For other fertilizers, the risk is partially mitigated through advance purchase planning, supplier diversification, inventory monitoring, and continuous supply chain management, reducing the impact on costs and margins.

The Company continues to monitor the evolving geopolitical landscape and its potential effects on the supply chain, logistics costs, and availability of inputs. As of the date of preparation of these financial statements, no significant impacts have been identified that would require adjustments to the consolidated financial statements for the year ended June 30, 2026.